Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Buildings Impaired to Reflect Estimated Fair Values (Level 2)

As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

Components of Rental Income

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016

Dividends Paid to Common Stockholders, for Federal Income Tax Purposes

Dividends paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share:
Ordinary income	$0.02	$0.94
Return of capital	1.23	0.24

Totals	$1.25	$1.18

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Buildings Impaired to Reflect Estimated Fair Values (Level 2)

As part of the impairment evaluation during 2012, the buildings in the following locations were impaired to reflect the estimated fair values (Level 2).

Youngtown, AZ	$1,634,701
Fall River, MA	141,204
Cincinnati, OH	90,000
West Chester, OH	3,414,228
Zion, IL	1,000,000
Bremerton, WA	150,169
Columbus, TX	1,421,941
Benton Harbor, MI	491,113
Omaha, NE	742,383
Searcy, AR	1,897,763
Cathlamet, WA	93,098
Methuen, MA	40,262

$11,116,862

Components of Rental Income

Below is a summary of the components of rental income for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Cash rental income	$108,266,971	$89,735,803	$77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109

Total rental income	$117,409,622	$91,011,558	$84,097,016